Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Short-term investments | Fixed rate time deposits
Investment [Line Items]
Held-to-maturity securities	$ 84,363	¥ 548,890	¥ 277,946